Lease commitments - As Lessee	12 Months Ended
Dec. 31, 2018
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Lease commitments - As Lessee

Note 12 – Lease commitments - As Lessee

a)	Finance lease

ITAÚ UNIBANCO HOLDING is the lessee in finance lease contracts of data processing equipment, with the option of purchase or extension, without contingent rental payments or imposed restrictions. The net carrying amount of these assets is R$ 16 (R$ 4 at 12/31/2017).

The table below shows the total future minimum payments:

	12/31/2018	12/31/2017
Current	6	4
Up to 1 year	6	4
Non-current	10	—
From 1 to 5 years	10	—

Total future minimum payments	16	4

Present value	16	4

b)	Operating leases

ITAÚ UNIBANCO HOLDING leases many properties, for use in its operations, under standard real estate leases that normally can be cancelled at its option and include renewal options and escalations clauses. No lease agreement imposes any restriction on our ability to pay dividends, enter into further lease agreements or engage in debt or equity financing transactions, and there is no contingent payments related to the agreements.

The expenses related to operating lease agreements recognized under General and administrative expenses total R$ (1,566) from 01/01 to 12/31/2018 (R$ (1,134) from 01/01 to 12/31/2017 and R$ (1,145) from 01/01 to 12/31/2016).

ITAÚ UNIBANCO HOLDING has no relevant sublease contracts.

Minimum payments of initiated and remaining lease agreements with non-cancelable clauses are as follows:

	12/31/2018	12/31/2017
Current	774	1,113
Up to 1 year	774	1,113
Non-current	4,663	4,310
From 1 to 5 years	3,894	3,927

Over 5 years	769	383

Total future minimum payments	5,437	5,423